Equity-Accounted Investees - Grifols Egypt Plasma Derivatives (GEPD) and Shanghai RAAS Blood Products Co. Ltd (Details) $ in Thousands				1 Months Ended		12 Months Ended
	Jul. 29, 2021 EUR (€)	Jul. 29, 2021 USD ($)	Mar. 30, 2020 EUR (€)	Mar. 31, 2020 EUR (€)	Mar. 31, 2019 shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2021 ¥ / shares	Dec. 31, 2020 ¥ / shares
Disclosure of associates [line items]
Change in fair value of financial instruments						€ 246,000	€ 55,703,000	€ 1,326,000
Share capital						€ 119,603,705	119,603,705
Shanghai RAAS Blood Products Co., Ltd.
Disclosure of associates [line items]
Number of shares received in exchange for investment | shares					1,766,000,000
Minority shareholder interest								45.00%
Change in fair value of financial instruments			€ 56,526,000	€ 56,526,000
Increase in other current financial asset								€ 1,717,000,000
Increase (decrease) through changes in ownership interest on non-controlling interests								1,511,000,000
Increase in reserves								227,000,000
Decrease in translation differences								22,000,000
Profit recognized as a result of change in contractual right value								€ 1,000,000
Transaction costs							€ 34,088,000
Quoted value of shares | ¥ / shares									¥ 6.8	¥ 7.4
Percentage of shareholding			26.20%		26.20%	26.20%	26.20%
Grifols Egypt Plasma Derivatives [Member]
Disclosure of associates [line items]
Contribution made	€ 30,454,000	$ 36,750
Percentage of shareholding	49.00%	49.00%				49.00%	0.00%
Share capital | $		$ 300,000
Grifols Diagnostics Solutions, Inc. | Shanghai RAAS Blood Products Co., Ltd.
Disclosure of associates [line items]
Number of subsidiary's shares delivered in exchange for investment | shares					90			90
Economic rights (as a percent)					45.00%
Voting rights (in percent)					40.00%
Number of shares received in exchange for investment | shares								1,766,000,000